The Lutheran Brotherhood Family of Funds

Supplement to Prospectus Dated December 31, 2001 for Class A and Class B Shares

  Effective January 1, 2003, Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, will serve as investment adviser for each of the Funds of The Lutheran Brotherhood Family of Funds (the "Funds"). Thrivent Investment Mgt. and its affiliates have been in the investment advisory business since 1970 and managed approximately $56.1 billion in assets as of September 30, 2002, including $17.6 billion in mutual fund assets. Thrivent Investment Mgt. provides investment research and supervision of the Funds' investments.

  Effective January 1, 2003, Thrivent Investment Mgt. will discontinue its voluntary waiver of a portion of the advisory fees for the Class A and Class B shares of the following Funds: LB Mid Cap Growth Fund, LB World Growth Fund and LB Income Fund. Thrivent Investment Mgt. will also discontinue its voluntary waiver of a portion of the advisory fees for the Class B shares of LB Limited Maturity Bond Fund.

  Also on January 1, 2003, Thrivent Investment Mgt.'s voluntary expense reimbursement for certain Funds and share classes will be as follows:
              LB Growth Fund (Class A and B shares)                               1.25%
            LB Value Fund (Class A and B shares)                                0.80%
            LB Limited Maturity Bond Fund (Class A)                             0.20%
            LB Money Market Fund (Class A shares)                               0.10%
            LB Money Market Fund (Class B shares)                               0.15%
  This temporary reimbursement provision may be discontinued at any time.

  Effective January 1, 2003, the exchange privileges described on page 28 of your prospectus will allow you to exchange your Class A shares of the Funds for Class A shares (or, if you are eligible, Institutional Class shares) of The AAL Mutual Funds. However, please note that the "Cumulative Discounts" described on page 26 do not apply to holdings of The AAL Mutual Funds.

  Effective January 1, 2003, dividends for LB High Yield Fund, LB Income Fund and LB Municipal Bond Fund will be declared daily and paid monthly.

  Effective March 1, 2003, the required minimum initial investment and the minimum account size for the Funds will be $1,000 for regular accounts and $500 for tax-deferred accounts for all Funds except LB Limited Maturity Bond Fund and LB Money Market Fund. The minimum initial investment and minimum account size will remain $2,500 for LB Limited Maturity Bond Fund, and the minimum initial investment and minimum account size will be $1,500 for LB Money Market Fund.

  Effective March 1, 2003, the sales charges for Class A shares of LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund and LB Value Fund will be:

                                                             This % is deducted for       Which equals this % of
                    When you invest this amount                   sales charges               your investment
                    ---------------------------              ----------------------       -----------------------
$1,000,000 or more                                                      0%*                          0%*
$500,000 and above but less than $1,000,000                           2.0%                         2.04%
$250,000 and above but less than $500,000                             2.5%                         2.56%
$100,000 and above but less than $250,000                             3.5%                         3.63%
$50,000 and above but less than $100,000                              4.5%                         4.71%
Less than $50,000                                                     5.5%                         5.82%

     *A contingent deferred sales charge of 1% will apply to shares redeemed within one year.
  Effective March 1, 2003, the sales charges for Class A shares of LB High Yield Fund, LB Income Fund and LB Municipal Bond Fund will be:

                                                             This % is deducted for       Which equals this % of
                    When you invest this amount                   sales charges               your investment
                    ---------------------------              ----------------------       -----------------------
$1,000,000 or more                                                      0%*                           0%*
$500,000 and above but less than $1,000,000                           2.0%                         2.04%
$250,000 and above but less than $500,000                             2.5%                         2.56%
$100,000 and above but less than $250,000                             3.5%                         3.63%
$50,000 and above but less than $100,000                              4.0%                         4.17%
Less than $50,000                                                     4.5%                         4.71%

     *A contingent deferred sales charge of 1% will apply to shares redeemed within one year.
  Effective March 1, 2003, the potential for reduced sales charges described under "Thirteen Month Letter of Intent" on page 26 applies if you intend to accumulate $50,000 or more in Class A or Class B shares of one or more of the Funds. However, please note that the reduced sales charges described in that paragraph will not apply to purchases of The AAL Mutual Funds.

The date of this Supplement is December 27, 2002.

Please include this supplement with your prospectus.

The Lutheran Brotherhood Family of Funds

Supplement to Prospectus Dated December 31, 2001 for Institutional Class Shares

  Effective January 1, 2003, Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds of The Lutheran Brotherhood Family of Funds (the "Funds"). Thrivent Investment Mgt. and its affiliates have been in the investment advisory business since 1970 and managed approximately $56.1 billion in assets as of September 30, 2002, including $17.6 billion in mutual fund assets. Thrivent Investment Mgt. provides investment research and supervision of the Funds' investments.

  Effective January 1, 2003, Thrivent Investment Mgt. will discontinue its voluntary waiver of a portion of the advisory fees for LB Mid Cap Growth Fund, LB World Growth Fund, LB Income Fund, LB Limited Maturity Bond Fund and LB Money Market Fund. Also on January 1, 2003, Thrivent Investment Mgt.'s voluntary expense reimbursement is 1.25% with respect to LB Growth Fund and 0.80% with respect to LB Value Fund. This temporary reimbursement provision may be discontinued at any time.

  Effective January 1, 2003, the exchange privileges described on pages 26-27 of your prospectus will allow you to exchange your Institutional Class shares of the Funds for Institutional Class shares of The AAL Mutual Funds.

  Effective January 1, 2003, dividends for LB High Yield Fund, LB Income Fund and LB Municipal Bond Fund will be declared daily and paid monthly.

  Effective March 1, 2003, the required minimum initial investment and the minimum account size for the Funds will be $500,000, and the minimum investment in any one Fund will be $50,000. The minimum initial investment and the minimum account size for Lutheran congregations will be $250,000, and the minimum investment in any one Fund will be $25,000. You may combine your purchases of Class A, Class B, and Institutional Class shares of the Funds to meet these minimums. (Please note, the new minimum initial investment and minimum account size do not apply to shares purchased through Thrivent Investment Mgt.'s mutual fund asset allocation program--Allocation Advantage(R).)

  Effective March 1, 2003, Thrivent Investment Mgt., which serves as the shareholder servicing agent, will voluntarily waive the 0.15% shareholder servicing fee. This temporary waiver may be discontinued at any time.

The date of this Supplement is December 27, 2002.

Please include this supplement with your prospectus.